Cover	Oct. 22, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed in order to include (i) the unaudited condensed consolidated financial statements of Redwood Intermediate, LLC ("Redbox") as of September 30, 2021 and for the nine months ended September 30, 2021 and 2020, (ii) the Management's Discussion and Analysis of Financial Condition and Results of Operations of Redbox for the nine months ended September 30, 2021 and 2020 and (iii) the unaudited pro forma condensed combined financial statements of the Company as of and for the nine months ended September 30, 2021.
Document Period End Date	Oct. 22, 2021
Entity File Number	001-39741
Entity Registrant Name	REDBOX ENTERTAINMENT INC.
Entity Central Index Key	0001820201
Entity Tax Identification Number	85-2157010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Tower Lane, Suite 800
Entity Address, City or Town	Oakbrook Terrace
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60181
City Area Code	630
Local Phone Number	756-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RDBX
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	RDBXW
Security Exchange Name	NASDAQ